Summary of significant accounting policies - Net income per share (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Summary of significant accounting policies
Number of shares issued	176,952,653	176,608,195	163,915,000		150,903,000
Treasury shares	(249,915)	(249,915)	(250,000)		(250,000)
Effect of weighted average share capital increase	316,000	1,953,000	2,508,000
Effect of weighted average share options exercised		788,000	591,000
Weighted average number of ordinary shares 31 December	176,674,341	166,405,926	153,752,241	[1]
Number of potentially dilutive shares to be issued from stock options and Share Performance Awards	463,415	722,286	1,172,673

[1]	Includes the impacts of the IFRIC final agenda decisions of April 2021 of benefits to periods of service, as described in Note 2 “First time adoption of new accounting standards in the financial year 2021”